Distribution Date:	08/17/26	Wells Fargo Commercial Mortgage Trust 2018-C45
Determination Date:	08/11/26
Next Distribution Date:	09/17/26
Record Date:	07/31/26	Commercial Mortgage Pass-Through Certificates
Series 2018-C45

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	Wells Fargo Commercial Mortgage Securities, Inc.
Certificate Factor Detail	3		Attention: A.J. Sfarra		cmbsnotices@wellsfargo.com
Certificate Interest Reconciliation Detail	4		30 Hudson Yards, 15th Floor | New York, NY 10001 | United States
		Master Servicer	Trimont LLC
Additional Information	5
			Attention: CMBS Servicing		commercial.servicing@trimont.com
Bond / Collateral Reconciliation - Cash Flows	6
			One South, 101 South Tryon Street, Suite 1400 | Charlotte, NC 28280 | United States
Bond / Collateral Reconciliation - Balances	7	Special Servicer	LNR Partners, LLC
Current Mortgage Loan and Property Stratification	8-12		Heather Bennett and Arne Shulkin		hbennett@starwood.com; ashulkin@lnrpartners.com;
Mortgage Loan Detail (Part 1)	13-14				lnr.cmbs.notices@lnrproperty.com
			2340 Collins Avenue, Suite 700 | Miami Beach, FL 33139 | United States
Mortgage Loan Detail (Part 2)	15-16
		Operating Advisor & Asset	Park Bridge Lender Services LLC
Principal Prepayment Detail	17	Representations Reviewer
Historical Detail	18		David Rodgers	(212) 310-9821
Delinquency Loan Detail	19		600 Third Avenue, 40th Floor | New York, NY 10016 | United States
		Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
Collateral Stratification and Historical Detail	20		Bank, N.A.
Specially Serviced Loan Detail - Part 1	21		Corporate Trust Services (CMBS)		cctcmbsbondadmin@computershare.com;
Specially Serviced Loan Detail - Part 2	22				trustadministrationgroup@computershare.com
			9062 Old Annapolis Road | Columbia, MD 21045 | United States
Modified Loan Detail	23
		Trustee	Wilmington Trust, National Association
Historical Liquidated Loan Detail	24		Attention: CMBS Trustee	(302) 636-4140	CMBSTrustee@wilmingtontrust.com
Historical Bond / Collateral Loss Reconciliation Detail	25		1100 North Market Street | Wilmington, DE 19890 | United States
Interest Shortfall Detail - Collateral Level	26
Supplemental Notes	27

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 27

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	95001NAU2	3.131000%	14,405,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	95001NAV0	3.417000%	5,559,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-SB	95001NAW8	4.147000%	37,388,000.00	12,999,812.15	682,920.01	44,925.18	0.00	0.00	727,845.19	12,316,892.14	34.22%	30.00%
A-3	95001NAX6	3.920000%	180,000,000.00	143,713,818.79	0.00	469,465.14	0.00	0.00	469,465.14	143,713,818.79	34.22%	30.00%
A-4	95001NAY4	4.184000%	223,783,000.00	223,783,000.00	0.00	780,256.73	0.00	0.00	780,256.73	223,783,000.00	34.22%	30.00%
A-S	95001NBB3	4.405000%	46,114,000.00	46,114,000.00	0.00	169,276.81	0.00	0.00	169,276.81	46,114,000.00	26.23%	23.00%
B	95001NBC1	4.556000%	32,115,000.00	32,115,000.00	0.00	121,929.95	0.00	0.00	121,929.95	32,115,000.00	20.67%	18.13%
C	95001NBD9	4.727000%	32,115,000.00	32,115,000.00	0.00	126,506.34	0.00	0.00	126,506.34	32,115,000.00	15.11%	13.25%
D	95001NAC2	3.000000%	21,174,000.00	21,174,000.00	0.00	52,935.00	0.00	0.00	52,935.00	21,174,000.00	11.44%	10.04%
E-RR	95001NAE8	5.003091%	14,234,000.00	14,234,000.00	0.00	59,345.00	0.00	0.00	59,345.00	14,234,000.00	8.98%	7.88%
F-RR	95001NAG3	5.003091%	8,235,000.00	8,235,000.00	0.00	34,333.71	0.00	0.00	34,333.71	8,235,000.00	7.55%	6.63%
G-RR	95001NAJ7	5.003091%	9,881,000.00	9,881,000.00	0.00	41,196.28	0.00	0.00	41,196.28	9,881,000.00	5.84%	5.13%
H-RR*	95001NAL2	5.003091%	7,411,000.00	7,411,000.00	0.00	30,898.25	0.00	0.00	30,898.25	7,411,000.00	4.55%	4.00%
J-RR	95001NAN8	5.003091%	26,351,419.00	26,297,546.30	0.00	13,049.63	0.00	0.00	13,049.63	26,297,546.30	0.00%	0.00%
V	95001NAQ1	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
R	95001NAS7	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			658,765,419.00	578,073,177.24	682,920.01	1,944,118.02	0.00	0.00	2,627,038.03	577,390,257.23

X-A	95001NAZ1	0.920068%	461,135,000.00	380,496,630.94	0.00	291,735.61	0.00	0.00	291,735.61	379,813,710.93
X-B	95001NBA5	0.460427%	110,344,000.00	110,344,000.00	0.00	42,337.78	0.00	0.00	42,337.78	110,344,000.00
X-D	95001NAA6	2.003091%	21,174,000.00	21,174,000.00	0.00	35,344.54	0.00	0.00	35,344.54	21,174,000.00
Notional SubTotal			592,653,000.00	512,014,630.94	0.00	369,417.93	0.00	0.00	369,417.93	511,331,710.93

Deal Distribution Total					682,920.01	2,313,535.95	0.00	0.00	2,996,455.96

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 27

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	95001NAU2	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	95001NAV0	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-SB	95001NAW8	347.70012170	18.26575399	1.20159356	0.00000000	0.00000000	0.00000000	0.00000000	19.46734754	329.43436771
A-3	95001NAX6	798.41010439	0.00000000	2.60813967	0.00000000	0.00000000	0.00000000	0.00000000	2.60813967	798.41010439
A-4	95001NAY4	1,000.00000000	0.00000000	3.48666668	0.00000000	0.00000000	0.00000000	0.00000000	3.48666668	1,000.00000000
A-S	95001NBB3	1,000.00000000	0.00000000	3.67083337	0.00000000	0.00000000	0.00000000	0.00000000	3.67083337	1,000.00000000
B	95001NBC1	1,000.00000000	0.00000000	3.79666667	0.00000000	0.00000000	0.00000000	0.00000000	3.79666667	1,000.00000000
C	95001NBD9	1,000.00000000	0.00000000	3.93916674	0.00000000	0.00000000	0.00000000	0.00000000	3.93916674	1,000.00000000
D	95001NAC2	1,000.00000000	0.00000000	2.50000000	0.00000000	0.00000000	0.00000000	0.00000000	2.50000000	1,000.00000000
E-RR	95001NAE8	1,000.00000000	0.00000000	4.16924266	0.00000000	0.00000000	0.00000000	0.00000000	4.16924266	1,000.00000000
F-RR	95001NAG3	1,000.00000000	0.00000000	4.16924226	0.00000000	0.00000000	0.00000000	0.00000000	4.16924226	1,000.00000000
G-RR	95001NAJ7	1,000.00000000	0.00000000	4.16924198	0.00000000	0.00000000	0.00000000	0.00000000	4.16924198	1,000.00000000
H-RR	95001NAL2	1,000.00000000	0.00000000	4.16924167	0.00000000	0.00000000	0.00000000	0.00000000	4.16924167	1,000.00000000
J-RR	95001NAN8	997.95560535	0.00000000	0.49521546	3.66550317	87.19690769	0.00000000	0.00000000	0.49521546	997.95560535
V	95001NAQ1	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
R	95001NAS7	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	95001NAZ1	825.13066876	0.00000000	0.63264686	0.00000000	0.00000000	0.00000000	0.00000000	0.63264686	823.64971414
X-B	95001NBA5	1,000.00000000	0.00000000	0.38368901	0.00000000	0.00000000	0.00000000	0.00000000	0.38368901	1,000.00000000
X-D	95001NAA6	1,000.00000000	0.00000000	1.66924247	0.00000000	0.00000000	0.00000000	0.00000000	1.66924247	1,000.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 27

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-SB	07/01/26 - 07/30/26	30	0.00	44,925.18	0.00	44,925.18	0.00	0.00	0.00	44,925.18	0.00
A-3	07/01/26 - 07/30/26	30	0.00	469,465.14	0.00	469,465.14	0.00	0.00	0.00	469,465.14	0.00
A-4	07/01/26 - 07/30/26	30	0.00	780,256.73	0.00	780,256.73	0.00	0.00	0.00	780,256.73	0.00
X-A	07/01/26 - 07/30/26	30	0.00	291,735.61	0.00	291,735.61	0.00	0.00	0.00	291,735.61	0.00
X-B	07/01/26 - 07/30/26	30	0.00	42,337.78	0.00	42,337.78	0.00	0.00	0.00	42,337.78	0.00
X-D	07/01/26 - 07/30/26	30	0.00	35,344.54	0.00	35,344.54	0.00	0.00	0.00	35,344.54	0.00
A-S	07/01/26 - 07/30/26	30	0.00	169,276.81	0.00	169,276.81	0.00	0.00	0.00	169,276.81	0.00
B	07/01/26 - 07/30/26	30	0.00	121,929.95	0.00	121,929.95	0.00	0.00	0.00	121,929.95	0.00
C	07/01/26 - 07/30/26	30	0.00	126,506.34	0.00	126,506.34	0.00	0.00	0.00	126,506.34	0.00
D	07/01/26 - 07/30/26	30	0.00	52,935.00	0.00	52,935.00	0.00	0.00	0.00	52,935.00	0.00
E-RR	07/01/26 - 07/30/26	30	0.00	59,345.00	0.00	59,345.00	0.00	0.00	0.00	59,345.00	0.00
F-RR	07/01/26 - 07/30/26	30	0.00	34,333.71	0.00	34,333.71	0.00	0.00	0.00	34,333.71	0.00
G-RR	07/01/26 - 07/30/26	30	0.00	41,196.28	0.00	41,196.28	0.00	0.00	0.00	41,196.28	0.00
H-RR	07/01/26 - 07/30/26	30	0.00	30,898.25	0.00	30,898.25	0.00	0.00	0.00	30,898.25	0.00
J-RR	07/01/26 - 07/30/26	30	2,192,031.93	109,640.84	0.00	109,640.84	96,591.21	0.00	0.00	13,049.63	2,297,762.25
Totals			2,192,031.93	2,410,127.16	0.00	2,410,127.16	96,591.21	0.00	0.00	2,313,535.95	2,297,762.25

© 2021 Computershare. All rights reserved. Confidential.												Page 4 of 27

	Additional Information
Total Available Distribution Amount (1)	2,996,455.96
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 5 of 27

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	2,421,062.58	Master Servicing Fee	3,911.50
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	5,031.24
Interest Adjustments	0.00	Trustee Fee	290.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	248.66
ARD Interest	0.00	Operating Advisor Fee	1,225.26
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	228.76
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	2,421,062.58	Total Fees	10,935.42

Principal		Expenses/Reimbursements
Scheduled Principal	682,920.01	Reimbursement for Interest on Advances	0.00
Unscheduled Principal Collections		ASER Amount	87,088.38
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	8,448.78
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	1,054.05
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Principal Adjustments	0.00	Taxes Imposed on Trust Fund	0.00
		Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	682,920.01	Total Expenses/Reimbursements	96,591.21

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	2,313,535.95
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	682,920.01
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
Net SWAP Counterparty Payments Received	0.00	Borrower Option Extension Fees	0.00
		Net SWAP Counterparty Payments Paid	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	2,996,455.96
Total Funds Collected	3,103,982.59	Total Funds Distributed	3,103,982.59

© 2021 Computershare. All rights reserved. Confidential.			Page 6 of 27

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	578,073,177.24	578,073,177.24	Beginning Certificate Balance	578,073,177.24
(-) Scheduled Principal Collections	682,920.01	682,920.01	(-) Principal Distributions	682,920.01
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	577,390,257.23	577,390,257.23	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	579,318,636.75	579,318,636.75	Ending Certificate Balance	577,390,257.23
Ending Actual Collateral Balance	578,694,441.07	578,694,441.07

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	0.00
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	0.00
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	5.00%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 7 of 27

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
Defeased	12	99,294,518.79	17.20%	22	5.2166	NAP	Defeased	12	99,294,518.79	17.20%	22	5.2166	NAP
1,000,000 or less	0	0.00	0.00%	0	0.0000	0.000000	1.30 or less	7	144,098,900.27	24.96%	21	4.9618	0.930261
1,000,001 to 2,000,000	2	3,035,696.96	0.53%	21	5.8725	1.796975	1.31 to 1.40	1	6,371,571.28	1.10%	22	5.5500	1.364900
2,000,001 to 3,000,000	5	11,420,884.04	1.98%	20	5.2553	2.727720	1.41 to 1.50	2	15,071,674.78	2.61%	21	5.3025	1.426776
3,000,001 to 4,000,000	3	9,873,681.05	1.71%	21	5.2565	1.929830	1.51 to 1.75	3	68,919,462.92	11.94%	23	5.0352	1.640856
4,000,001 to 5,000,000	0	0.00	0.00%	0	0.0000	0.000000	1.76 to 2.00	8	152,570,000.70	26.42%	22	4.6576	1.916492
5,000,001 to 6,000,000	1	5,339,542.99	0.92%	22	4.9700	2.525700	2.01 to 3.00	9	68,617,071.08	11.88%	21	4.6170	2.382779
6,000,001 to 7,000,000	2	12,738,321.28	2.21%	22	5.3001	2.084528	3.01 or greater	2	22,447,057.41	3.89%	20	3.9257	3.608528
7,000,001 to 8,000,000	1	7,400,000.00	1.28%	22	4.9800	1.562300	Totals	44	577,390,257.23	100.00%	21	4.8681	1.656192
8,000,001 to 9,000,000	2	16,257,095.25	2.82%	22	4.8709	1.543464
9,000,001 to 10,000,000	2	19,365,494.18	3.35%	21	5.1277	1.125855
10,000,001 to 15,000,000	3	37,905,680.39	6.57%	22	5.1218	1.467034
15,000,001 to 20,000,000	3	52,995,250.56	9.18%	21	4.3734	2.501876
20,000,001 to 30,000,000	3	77,458,294.10	13.42%	22	4.7247	1.836738
30,000,001 to 50,000,000	4	162,436,702.06	28.13%	22	4.7245	1.597477
50,000,001 or greater	1	61,869,095.58	10.72%	20	4.7580	1.133400
Totals	44	577,390,257.23	100.00%	21	4.8681	1.656192
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.													Page 8 of 27

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³

	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹

Defeased	15	99,294,518.79	17.20%	22	5.2166	NAP
							Defeased	15	99,294,518.79	17.20%	22	5.2166	NAP
Alabama	2	6,853,999.53	1.19%	20	4.5781	1.901393
							Lodging	4	32,393,598.76	5.61%	22	5.1210	1.613463
Arizona	1	12,062,050.56	2.09%	22	4.9860	1.947000
							Mixed Use	2	3,769,755.54	0.65%	21	5.4656	1.522535
California	10	146,555,566.49	25.38%	22	4.6457	1.968825
							Mobile Home Park	3	5,912,196.64	1.02%	20	5.3388	2.622772
Connecticut	1	3,047,444.95	0.53%	21	5.4700	1.454300
							Multi-Family	2	61,519,462.92	10.65%	23	5.0419	1.650306
Delaware	1	25,260,278.86	4.37%	21	4.6550	1.869200
							Office	7	111,345,767.99	19.28%	22	4.5232	1.714514
Florida	5	11,171,564.34	1.93%	20	4.7554	2.282958
							Retail	32	197,304,669.09	34.17%	21	4.7655	1.672056
Georgia	4	17,386,226.74	3.01%	21	5.2375	1.670680
							Self Storage	15	65,850,287.50	11.40%	22	4.8701	1.797870
Illinois	3	4,439,825.18	0.77%	20	4.2700	2.332200
							Totals	80	577,390,257.23	100.00%	21	4.8681	1.656192
Indiana	1	1,550,000.00	0.27%	20	4.2700	2.332200

Louisiana	3	4,885,286.11	0.85%	20	4.2700	2.332200

Maryland	1	2,875,000.00	0.50%	20	4.2700	2.332200

Michigan	1	1,669,755.54	0.29%	21	5.8500	0.898900

New Mexico	1	2,185,820.58	0.38%	22	5.5700	2.544000

New York	3	11,947,057.41	2.07%	21	5.1591	2.246787

North Carolina	1	23,519,462.92	4.07%	22	5.3600	1.696200

Ohio	6	8,490,107.49	1.47%	20	4.2700	2.332200

Pennsylvania	1	39,187,215.67	6.79%	22	5.1000	0.436100

Tennessee	4	24,710,193.72	4.28%	21	4.8654	1.712669

Texas	10	42,709,298.11	7.40%	22	4.6800	1.951800

Virginia	3	68,894,095.58	11.93%	20	4.7082	1.255639

Washington	2	17,765,707.44	3.08%	21	5.0156	1.455990

Wyoming	1	929,781.22	0.16%	20	4.2700	2.332200

Totals	80	577,390,257.23	100.00%	21	4.8681	1.656192

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 9 of 27

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	12	99,294,518.79	17.20%	22	5.2166	NAP	Defeased	12	99,294,518.79	17.20%	22	5.2166	NAP
	4.250% or less	1	20,000,000.00	3.46%	20	3.7086	3.497900	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	4.251% to 4.500%	2	66,473,552.32	11.51%	21	4.2678	2.155832	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	4.501% to 4.750%	4	96,783,921.20	16.76%	22	4.6834	1.939369	25 months to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	4.751% to 5.000%	8	152,214,313.63	26.36%	21	4.8387	1.485657	37 months to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	5.001% to 5.250%	8	86,958,241.86	15.06%	22	5.1033	1.004231	49 months or greater	32	478,095,738.44	82.80%	21	4.7958	1.703082
	5.251% to 5.500%	4	41,625,563.20	7.21%	22	5.3348	1.658912	Totals	44	577,390,257.23	100.00%	21	4.8681	1.656192
	5.501% to 5.750%	3	11,004,449.27	1.91%	22	5.5873	2.299081
	5.751% to 6.000%	2	3,035,696.96	0.53%	21	5.8725	1.796975
	6.001% or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	44	577,390,257.23	100.00%	21	4.8681	1.656192
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 10 of 27

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	12	99,294,518.79	17.20%	22	5.2166	NAP	Defeased	12	99,294,518.79	17.20%	22	5.2166	NAP
	56 months or less	32	478,095,738.44	82.80%	21	4.7958	1.703082	Interest Only	8	141,481,150.00	24.50%	21	4.5633	2.118271
	57 months or greater	0	0.00	0.00%	0	0.0000	0.000000	300 months or less	24	336,614,588.44	58.30%	21	4.8935	1.528576
	Totals	44	577,390,257.23	100.00%	21	4.8681	1.656192	301 months or greater	0	0.00	0.00%	0	0.0000	0.000000
								Totals	44	577,390,257.23	100.00%	21	4.8681	1.656192
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 27

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	Defeased	12	99,294,518.79	17.20%	22	5.2166	NAP			No outstanding loans in this group
Underwriter's Information		0	0.00	0.00%	0	0.0000	0.000000
	12 months or less	32	478,095,738.44	82.80%	21	4.7958	1.703082
	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	25 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	44	577,390,257.23	100.00%	21	4.8681	1.656192
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.												Page 12 of 27

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
1	310944618	RT	Leesburg	VA	Actual/360	4.758%	253,843.82	86,845.78	0.00	N/A	04/01/28	--	61,955,941.36	61,869,095.58	08/01/26
2	310945061	SS	Various	Various	Actual/360	4.680%	191,477.11	58,444.66	0.00	N/A	06/11/28	--	47,512,931.05	47,454,486.39	08/11/26
3	310741003	OF	Pittsburgh	PA	Actual/360	5.100%	172,355.09	58,724.33	0.00	N/A	06/11/28	--	39,245,940.00	39,187,215.67	10/11/24
4	310945371	MF	Sacramento	CA	Actual/360	4.845%	158,539.17	0.00	0.00	N/A	07/11/28	--	38,000,000.00	38,000,000.00	08/11/26
5	883100845	Various Various		Various	Actual/360	4.270%	138,970.12	0.00	0.00	N/A	04/06/28	--	37,795,000.00	37,795,000.00	08/06/26
6	310944763	OF	San Diego	CA	Actual/360	4.265%	105,477.05	41,136.43	0.00	N/A	06/11/28	--	28,719,688.75	28,678,552.32	08/11/26
7	883100852	RT	Newark	DE	Actual/360	4.655%	101,433.19	44,422.07	0.00	N/A	05/06/28	--	25,304,700.93	25,260,278.86	08/06/26
8	300571828	MF	Fayetteville	NC	Actual/360	5.360%	108,698.75	31,060.37	0.00	N/A	06/06/28	--	23,550,523.29	23,519,462.92	08/06/26
9	300571830	SS	Thousand Oaks	CA	Actual/360	5.580%	111,558.17	31,646.44	0.00	N/A	06/06/28	03/06/28	23,217,100.04	23,185,453.60	08/06/26
10	883100859	OF	San Francisco	CA	Actual/360	3.709%	63,870.33	0.00	0.00	04/06/28	04/06/31	--	20,000,000.00	20,000,000.00	08/06/26
11	310945340	RT	Franklin	TN	30/360	4.839%	68,681.44	36,723.62	0.00	N/A	05/11/28	--	17,031,974.18	16,995,250.56	08/11/26
12	300571824	MH	Pueblo	CO	Actual/360	5.320%	76,411.23	25,993.47	0.00	N/A	05/06/28	02/06/28	16,679,627.31	16,653,633.84	08/06/26
13	310943929	OF	Roseville	CA	Actual/360	4.710%	64,893.33	0.00	0.00	N/A	06/11/28	--	16,000,000.00	16,000,000.00	08/11/26
14	300571836	RT	Montclair	CA	Actual/360	5.120%	60,928.20	0.00	0.00	N/A	07/06/28	--	13,819,400.00	13,819,400.00	08/06/26
15	883100865	LO	Tucson	AZ	Actual/360	4.986%	51,887.80	23,147.49	0.00	N/A	06/06/28	--	12,085,198.05	12,062,050.56	08/06/26
16	883100863	IN	New Albany	OH	Actual/360	4.608%	51,505.69	18,535.54	0.00	06/06/28	06/06/30	03/06/28	12,980,264.99	12,961,729.45	08/06/26
17	883100860	SS	Evans	GA	Actual/360	5.260%	54,549.03	18,976.46	0.00	N/A	05/06/28	--	12,043,206.29	12,024,229.83	08/06/26
20	883100853	LO	Sumner	WA	Actual/360	5.245%	43,875.75	17,936.38	0.00	N/A	05/06/28	--	9,714,487.87	9,696,551.49	08/06/26
21	310945147	IN	Lysander	NY	Actual/360	4.840%	37,633.86	17,710.16	0.00	N/A	06/11/28	--	9,029,718.84	9,012,008.68	08/11/26
22	600944624	RT	Various	Various	Actual/360	5.010%	41,775.14	14,303.84	0.00	N/A	05/11/28	--	9,683,246.53	9,668,942.69	08/11/26
23	883100862	LO	Lancaster	CA	Actual/360	5.000%	35,321.13	15,676.92	0.00	N/A	06/06/28	--	8,203,616.22	8,187,939.30	08/06/26
24	883100850	OF	Dripping Springs	TX	Actual/360	4.918%	36,045.13	13,254.71	0.00	N/A	05/06/28	02/06/28	8,511,359.06	8,498,104.35	08/06/26
25	883100861	RT	Spokane	WA	Actual/360	4.740%	32,992.35	13,901.68	0.00	N/A	06/06/28	--	8,083,057.63	8,069,155.95	08/06/26
26	310741026	OF	Uniontown	OH	Actual/360	5.480%	33,413.53	16,307.60	0.00	N/A	06/11/28	--	7,080,804.61	7,064,497.01	08/11/26
27	310741027	OF	Houston	TX	Actual/360	5.650%	29,963.09	16,767.73	0.00	N/A	06/11/28	--	6,158,556.97	6,141,789.24	08/11/26
28	310945442	RT	Forest Hills	NY	Actual/360	4.980%	31,733.67	0.00	0.00	N/A	06/11/28	--	7,400,000.00	7,400,000.00	08/11/26
29	310741029	SS	Sonora	CA	Actual/360	5.550%	30,496.06	9,469.04	0.00	N/A	06/11/28	--	6,381,040.32	6,371,571.28	08/11/26
31	883100864	RT	Fulshear	TX	Actual/360	5.071%	27,973.00	9,638.26	0.00	N/A	06/06/28	--	6,405,989.35	6,396,351.09	08/06/26

© 2021 Computershare. All rights reserved. Confidential.															Page 13 of 27

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
32	410943868	RT	Rancho Cucamonga CA		Actual/360	5.050%	27,686.52	0.00	0.00	N/A	05/11/28	--	6,366,750.00	6,366,750.00	08/11/26
33	410944776	RT	Vacaville	CA	Actual/360	4.970%	22,895.73	10,273.63	0.00	N/A	06/11/28	--	5,349,816.62	5,339,542.99	08/11/26
34	310741034	SS	The Woodlands	TX	Actual/360	5.110%	23,666.52	8,132.00	0.00	N/A	04/11/28	--	5,378,415.99	5,370,283.99	08/11/26
36	410944648	RT	Vacaville	CA	Actual/360	5.050%	16,514.20	5,769.41	0.00	N/A	05/11/28	--	3,797,580.01	3,791,810.60	08/11/26
38	310741038	RT	Waterbury	CT	Actual/360	5.470%	14,379.87	5,426.92	0.00	N/A	05/11/28	--	3,052,871.87	3,047,444.95	08/11/26
39	310741039	RT	Mableton	GA	Actual/360	5.300%	13,874.16	5,561.50	0.00	N/A	05/11/28	--	3,039,987.00	3,034,425.50	08/11/26
40	310741040	LO	Batavia	NY	Actual/360	5.700%	12,031.68	4,219.53	0.00	N/A	04/11/28	--	2,451,276.94	2,447,057.41	08/11/26
41	310741041	RT	Waycross	GA	Actual/360	5.040%	10,118.36	3,848.70	0.00	N/A	04/11/28	--	2,331,420.11	2,327,571.41	08/11/26
42	310741042	MH	Sebring	FL	Actual/360	4.800%	9,770.29	3,346.34	0.00	N/A	01/11/28	--	2,363,780.98	2,360,434.64	08/11/26
43	310741043	MH	Albuquerque	NM	Actual/360	5.570%	10,502.28	3,802.44	0.00	N/A	06/11/28	--	2,189,623.02	2,185,820.58	08/11/26
44	410944742	MU	Brooklyn	NY	Actual/360	5.160%	9,331.00	0.00	0.00	N/A	05/11/28	--	2,100,000.00	2,100,000.00	08/11/26
45	310741045	SS	Various	NC	Actual/360	5.680%	8,590.31	2,992.36	0.00	N/A	06/11/28	--	1,756,310.83	1,753,318.47	08/11/26
46	310741046	MU	Garfield	MI	Actual/360	5.850%	8,425.42	2,783.46	0.00	N/A	05/11/28	--	1,672,539.00	1,669,755.54	08/11/26
47	310741047	MH	Bend	OR	Actual/360	4.830%	6,478.61	2,734.79	0.00	N/A	12/11/27	10/11/27	1,557,671.12	1,554,936.33	08/11/26
48	310741048	MH	Tampa	FL	Actual/360	5.900%	6,951.13	2,242.49	0.00	N/A	06/11/28	--	1,368,183.91	1,365,941.42	08/11/26
49	310741049	MH	Cape Canaveral	FL	Actual/360	5.850%	3,544.27	1,163.46	0.00	N/A	06/11/28	--	703,576.20	702,412.74	08/11/26
Totals							2,421,062.58	682,920.01	0.00				578,073,177.24	577,390,257.23
1 Property Type Codes
HC - Health Care		MU - Mixed Use		WH - Warehouse		MF - Multi-Family
SS - Self Storage		LO - Lodging		RT - Retail		SF - Single Family Rental
98 - Other		IN - Industrial		OF - Office		MH - Mobile Home Park
SE - Securities		CH - Cooperative Housing		ZZ - Missing Information/Undefined

© 2021 Computershare. All rights reserved. Confidential.															Page 14 of 27

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1	9,460,615.20	2,451,108.89	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
2	6,429,726.43	3,005,416.72	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
3	0.00	302,347.00	01/01/26	03/31/26	10/14/25	19,849,831.33	1,574,554.94	143,327.64	3,505,486.86	507,946.16	0.00
4	3,296,968.14	1,540,397.34	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
5	3,946,076.45	1,967,021.03	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
6	3,636,518.41	927,242.18	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
7	3,471,342.12	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
8	2,851,448.36	721,878.38	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
9	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
10	31,379,062.30	8,129,715.06	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
11	20,199,184.31	4,773,823.15	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
12	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
13	1,513,768.17	860,989.55	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
14	939,153.17	214,711.28	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
15	2,017,352.48	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
16	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
17	1,323,618.83	317,906.64	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
20	935,147.97	860,786.60	04/01/25	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
21	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
22	823,736.25	226,306.15	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
23	752,578.52	720,821.16	04/01/25	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
24	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
25	1,258,096.15	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
26	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
27	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
28	590,113.05	303,485.62	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
29	633,489.32	167,599.08	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
31	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance

© 2021 Computershare. All rights reserved. Confidential.													Page 15 of 27

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
32	660,755.64	475,268.14	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
33	798,202.98	256,196.61	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
34	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
36	528,295.41	127,564.23	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
38	390,523.13	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
39	492,629.66	319,263.18	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
40	863,980.15	968,944.80	04/01/25	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
41	345,634.43	82,092.71	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
42	481,440.40	207,120.52	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
43	440,999.49	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
44	215,419.50	55,226.70	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
45	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
46	30,952.56	33,948.30	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
47	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
48	323,731.48	81,301.21	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
49	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
Totals	101,030,560.46	30,098,482.23				19,849,831.33	1,574,554.94	143,327.64	3,505,486.86	507,946.16	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 16 of 27

Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

© 2021 Computershare. All rights reserved. Confidential.					Page 17 of 27

								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
08/17/26	0	0.00	0	0.00	1	39,187,215.67	0	0.00	1	39,187,215.67	0	0.00	0	0.00	0	0.00	4.868133%	4.829183%	21
07/17/26	0	0.00	0	0.00	1	39,245,940.00	0	0.00	1	39,245,940.00	0	0.00	0	0.00	0	0.00	4.868268%	4.829311%	22
06/17/26	0	0.00	0	0.00	1	39,309,952.12	0	0.00	1	39,309,952.12	0	0.00	0	0.00	0	0.00	4.868415%	4.829451%	23
05/15/26	0	0.00	0	0.00	1	39,368,139.79	0	0.00	1	39,368,139.79	0	0.00	0	0.00	0	0.00	4.868549%	4.829577%	24
04/17/26	0	0.00	0	0.00	1	39,431,634.76	0	0.00	1	39,431,634.76	0	0.00	0	0.00	0	0.00	4.868694%	4.829714%	25
03/17/26	0	0.00	0	0.00	1	39,489,290.38	0	0.00	1	39,489,290.38	0	0.00	0	0.00	0	0.00	4.868825%	4.829838%	26
02/18/26	0	0.00	0	0.00	1	39,563,434.84	0	0.00	1	39,563,434.84	0	0.00	0	0.00	0	0.00	4.868994%	4.829998%	27
01/16/26	0	0.00	0	0.00	1	39,620,514.17	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.869123%	4.830120%	28
12/17/25	0	0.00	0	0.00	1	39,677,343.92	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.869251%	4.830241%	29
11/18/25	0	0.00	0	0.00	1	39,739,530.34	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.869390%	4.830373%	30
10/20/25	0	0.00	0	0.00	1	39,795,839.70	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.869516%	4.830492%	31
09/17/25	0	0.00	0	0.00	1	39,857,524.64	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.869654%	4.830623%	32
(1) Foreclosure and REO Totals are included in the delinquencies aging categories.

© 2021 Computershare. All rights reserved. Confidential.																		Page 18 of 27

Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
3	310741003	10/11/24	21	6	143,327.64	3,505,486.86	2,692,785.76	40,491,399.48	11/18/22	7			01/15/26
Totals					143,327.64	3,505,486.86	2,692,785.76	40,491,399.48

1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

© 2021 Computershare. All rights reserved. Confidential.													Page 19 of 27

				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		0	0	0		0
0 - 6 Months		0	0	0		0
7 - 12 Months		0	0	0		0
13 - 24 Months		557,390,257	518,203,042	0		39,187,216
25 - 36 Months		0	0	0		0
37 - 48 Months		0	0	0		0
49 - 60 Months		20,000,000	20,000,000	0		0
> 60 Months		0	0	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Aug-26	577,390,257	538,203,042	0	0	0	39,187,216
Jul-26	578,073,177	538,827,237	0	0	0	39,245,940
Jun-26	578,810,982	539,501,030	0	0	0	39,309,952
May-26	579,487,842	540,119,702	0	0	0	39,368,140
Apr-26	580,219,797	540,788,162	0	0	0	39,431,635
Mar-26	580,890,647	541,401,356	0	0	0	39,489,290
Feb-26	581,733,179	542,169,744	0	0	0	39,563,435
Jan-26	582,397,571	542,777,057	0	0	39,620,514	0
Dec-25	583,059,130	543,381,786	0	0	39,677,344	0
Nov-25	583,776,316	544,036,786	0	0	39,739,530	0
Oct-25	584,431,995	544,636,155	0	0	39,795,840	0
Sep-25	585,143,505	545,285,980	0	0	39,857,525	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

© 2021 Computershare. All rights reserved. Confidential.							Page 20 of 27

			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
3	310741003	39,187,215.67	40,491,399.48	23,230,000.00	08/05/25	302,347.00	0.43610	03/31/26	06/11/28	262
Totals		39,187,215.67	40,491,399.48	23,230,000.00		302,347.00

© 2021 Computershare. All rights reserved. Confidential.										Page 21 of 27

Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
3	310741003	OF	PA	11/18/22	7

REO Title Date: 1/5/2026: The Collateral is six Class B multi-tenanted office buildings totaling 593,208 NRSF located on a 19.38-acre site at 875 Greentree Road and 2, 4, 6, 7, 9 & 10. Have engage broker to market all the buildings for sale. Will auctio n three of the buildings (2,6 & 7) in late August and marketing the other three (4, 9 & 10) buildings via traditional approach.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

© 2021 Computershare. All rights reserved. Confidential.								Page 22 of 27

Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
11	310945340	19,377,494.65	4.83900%	19,377,494.65 4.83900%		10	07/08/20	06/11/20	08/11/20
11	310945340	0.00	4.83900%	0.00	4.83900%	10	12/29/21	06/11/20	08/11/20
Totals		19,377,494.65		19,377,494.65
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

© 2021 Computershare. All rights reserved. Confidential.									Page 23 of 27

				Historical Liquidated Loan Detail

		Loan		Gross Sales					Current		Loss to Loan	Percent of
		Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
	Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹	Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
18	310741018 05/17/21	13,000,000.00	138,420,000.00	13,461,532.75	461,532.75	13,461,532.75	13,000,000.00	0.00	0.00	0.00	0.00	0.00%
30	310944542 02/17/22	6,611,561.33	6,800,000.00	9,870,361.62	866,100.28	8,535,701.08	7,669,600.80	0.00	0.00	(526.84)	526.84	0.00%
37	310741037 06/16/23	3,804,332.57	5,100,000.00	5,417,246.41	934,618.94	5,417,246.41	4,482,627.47	49,965.77	0.00	(2,278.00)	52,243.77	1.27%
Current Period Totals		0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals		23,415,893.90	150,320,000.00	28,749,140.78	2,262,251.97	27,414,480.24	25,152,228.27	49,965.77	0.00	(2,804.84)	52,770.61

Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

© 2021 Computershare. All rights reserved. Confidential.												Page 24 of 27

				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
18	310741018	05/17/21	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
30	310944542	04/17/23	0.00	0.00	526.84	0.00	0.00	(369.87)	0.00	0.00	1,629.14
		02/17/23	0.00	0.00	526.84	0.00	0.00	369.87	0.00	0.00
		01/18/23	0.00	0.00	526.84	0.00	0.00	184.62	0.00	0.00
		10/17/22	0.00	0.00	342.22	0.00	0.00	(331.28)	0.00	0.00
		05/17/22	0.00	0.00	1,775.80	0.00	0.00	1,102.30	0.00	0.00
		04/18/22	0.00	0.00	673.50	0.00	0.00	329.40	0.00	0.00
		02/25/22	0.00	0.00	0.00	0.00	0.00	344.10	0.00	0.00
37	310741037	10/17/23	0.00	0.00	52,243.77	0.00	0.00	2,278.00	0.00	0.00	52,243.77
		06/16/23	0.00	0.00	49,965.77	0.00	0.00	49,965.77	0.00	0.00
Current Period Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			0.00	0.00	52,770.61	0.00	0.00	53,872.91	0.00	0.00	53,872.91

© 2021 Computershare. All rights reserved. Confidential.											Page 25 of 27

			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
3	0.00	0.00	8,448.78	0.00	0.00	87,088.38	0.00	0.00	0.00	0.00	0.00	0.00
11	0.00	0.00	0.00	0.00	1,054.05	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Total	0.00	0.00	8,448.78	0.00	1,054.05	87,088.38	0.00	0.00	0.00	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		96,591.21

© 2021 Computershare. All rights reserved. Confidential.												Page 26 of 27

Supplemental Notes
None

© 2021 Computershare. All rights reserved. Confidential.		Page 27 of 27